Subsequent events, Convertible Debt (FY) (Details) - USD ($)						9 Months Ended		12 Months Ended
	Nov. 13, 2024	Nov. 01, 2024	Oct. 28, 2024	Oct. 18, 2024	Aug. 19, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024	Jul. 31, 2023
Subsequent Event [Abstract]
Proceeds from convertible debt						$ 285,650	$ 863,516
DevvStream Holdings, Inc. [Member]
Subsequent Event [Abstract]
Proceeds from convertible debt		$ 12,000	$ 7,650	$ 6,500	$ 41,500			$ 883,516	$ 0
DevvStream Holdings, Inc. [Member] | Focus Impact Partners [Member]
Subsequent Event [Abstract]
Unpaid fees	$ 345,000
DevvStream Holdings, Inc. [Member] | New Convertible Note [Member] | Sponsor [Member]
Subsequent Event [Abstract]
Principal amount	$ 3,000,000
Interest rate	5.30%
DevvStream Holdings, Inc. [Member] | New Convertible Note [Member] | Focus Impact Partners [Member]
Subsequent Event [Abstract]
Proceeds from convertible debt	$ 637,150
Principal amount	$ 982,150
Interest rate	5.30%
DevvStream Holdings, Inc. [Member] | New Convertible Note [Member] | DevvStream Corp. [Member]
Subsequent Event [Abstract]
Discount rate applied to common stock conversion of debt	25.00%
Volume weighted average price	20 days
Conversion price (in dollars per share)	$ 0.867